COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Leases

See Note 12 “Leases” for lease related commitments as of December 31, 2019.

b.
During 2017, 2018 and 2019, the Company received several grants from the Israeli Innovation Authority ("IIA"). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2017, 2018 and 2019 in the amount of $ 1,548, $ 1,174 and $ 801, respectively.

c.	Charges and guarantees:

As of December 31, 2018 and 2019, the Company provided bank guarantees in an aggregate amount of $ 72,842 and $ 74,116 (including bank guarantee disclosed in Note 11d), respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

d.
In September 2018, the Company signed commercial agreements with Orocom, a new operator in Peru, to provide broadband connectivity in rural regions. The Peruvian Government (“Fitel”) chose Orocom for the deployment of transport and broadband access networks in three of six regions in Peru. Orocom is owned by a consortium of companies, comprising telecommunications license holders as well as companies with expertise in fiber-based technologies.

           After signing the commercial agreements mentioned above and an operating agreement with Orocom and its shareholders, the Company provided, in the second quarter of 2018, bank guarantees amounting to $ 29,100, on behalf of Orocom to Fitel, to secure the return of a down payment to be received by Orocom, or part of it, in case Orocom fails to meet the down payment related obligations. These bank guarantees came into effect in July 2018, when a down payment of $ 29,100 was received by Orocom. Orocom’s down payment related obligations include primarily meeting specifications and timelines as defined in the agreement between Orocom and Fitel, unless justified or otherwise agreed between these parties; using the funds provided by Fitel properly for the purpose of the project; and maintaining certain composition of shareholders in Orocom for at least three years. The Company’s bank guarantees may be gradually reduced as the network build-out process progresses. As of December 31, 2019, the guarantees balance is $ 23,600. During the first quarter of 2020 the bank guarantees were returned to the Company.

Provisions of the operating agreement mentioned above grant the Company certain protective rights in Orocom during the network build-out phase and until the bank guarantees are returned to the Company, as well as recovery rights against Orocom and its shareholders. Based on the above, Orocom and its shareholders were defined as related companies. For more information see Note 18. The Company and Orocom are in discussion regarding the effect of the return of the bank guarantees.

e.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $75,000 as well as attorneys’ fees and costs.

The Company filed its defense on June 21, 2015, and on October 22, 2015 the plaintiff filed a request for discovery of specific documents. The Company filed its response to the plaintiffs' request for discovery on January 25, 2016 and the plaintiffs submitted their response on February 24, 2016. On June 8, 2016, the District Court partially accepted the plaintiff's request for discovery and ordered the Company to disclose some of the requested documents. The Company's request to appeal this decision was denied by the Supreme Court on October 25, 2016, and the Company disclosed the required documents to the plaintiff.

The plaintiff filed his reply to the Company’s defense by April 2, 2017. A preliminary hearing was held on May 22, 2017, in the framework of which the court set dates for response to the Company’s above-mentioned requests as well as dates for evidence hearings.

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to continue discussions with regards to the legal question of the governing law. On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the

Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the plaintiff filed a request to summon two of the Company's officers (Company's Chairman, Mr. Zisapel and Company's Chief Executive Officer, Mr. Palti) to the upcoming evidence hearing. The Company filed its response on October 26, 2017; and the plaintiff filed its reply to Company's response.

The first evidence hearing took place on November 2, 2017, as scheduled. During the hearing the Company agreed to consider summoning to the second evidence hearing one of the abovementioned requested Company's officers, and on October 8, 2017 the Company filed a notice to the court that it agrees that Company's Chief Executive Officer will be summoned to the next evidence hearing. The second and final evidence hearing took place on January 8, 2018.

Summaries were filed by the plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The plaintiff filed their reply summaries on September 5, 2018.

On October 4, 2018, an interim decision regarding dual listed companies, which corresponds with the Company’s arguments in this case, was rendered by the Supreme Court of Israel. This Supreme court decision upholds two recent rulings of District Court of Tel-Aviv (Economic Department), which determined that all securities litigation regarding dual listed companies should be decided only in accordance with US law (herein after: “Supreme Court Decision”).

In light of this, on October 15, 2018, the plaintiff asked from court to add a plea to his summaries. The court has approved plaintiff’s request and gave to the defendants the right to reply. In accordance, the Company’s response was submitted on December 4, 2018. Plaintiff’s reply to Company’s response was submitted on December 26, 2018.

On April 14, 2019 the court rendered a decision resolving that according to Supreme Court Decision, examination of the legal questions standing in the basis of the Motion, should be based upon US law.

Therefore, court allowed the plaintiff to amend its Motion within 45 days, so that it would include an expert opinion regarding US law, and an argument regarding US law implementation in the specific circumstances.

Court also decided that amendment of the Motion is subject to plaintiff’s payment of 40,000 NIS to the Company.

On September 23, 2019, the plaintiff filed an amended Motion (“the Amended Motion”), which includes an expert opinion regarding US federal law. Moreover. The Amended motion includes lengthy arguments that were added on top of the original Motion, specifically, in reference to discovery proceedings and evidence hearings that were held as part of the original motion.

Therefore, on September 25, 2019, the court rendered a decision pointing out that the Amended motion seems to include the plaintiff’s summaries in the Amended Motion, and so ordered the plaintiff to clarify whether he is willing to relinquish submitting any additional summaries regarding the evidence that were heard in the original motion.

On October 2, 2019, plaintiff responded, alleging that since the Amended Motion does not include any new facts, there is no need in submitting additional summaries regarding the evidence that were heard to this point.

On December 30, 2019 the Company submitted a motion to dismiss the Amended Motion. The Company alleged that the Amended Motion includes new causes of action, and specifically that the addition of legal causes of action according to US Federal law, cannot be filed due to the specific statute of limitations.

On January 20, 2020, the plaintiff filed its response. Also, the Court accepted the Company’s request to submit its response to the Amended Motion after a decision in the Company’s motion to dismiss will be rendered.

On February 24, 2020 the court issued a decision, according to which, the Motion will be decided upon the current court documents, unless either of the parties will file a request to hold a hearing in the matter.

To this date, neither of parties requested to hold such a hearing, and the parties await the court’s decision in the matter.

The Company believes it has strong defense arguments; Therefore, its current assessment is that it is not probable, that the Court will accept the motion for class action. The Company is not a party to any other material legal proceedings.